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                     THE KEYPREMIER PRIME MONEY MARKET FUND
                THE KEYPREMIER PENNSYLVANIA MUNICIPAL BOND FUND
                     THE KEYPREMIER ESTABLISHED GROWTH FUND
                  THE KEYPREMIER INTERMEDIATE TERM INCOME FUND
                     THE KEYPREMIER AGGRESSIVE GROWTH FUND
           THE KEYPREMIER U.S. TREASURY OBLIGATIONS MONEY MARKET FUND
           THE KEYPREMIER LIMITED DURATION GOVERNMENT SECURITIES FUND


                         Seven Investment Portfolios of

                               THE SESSIONS GROUP

                    Supplement dated as of March 17, 1998 to Statement of Additional Information dated
                                October 31, 1997


     Capitalized terms used in this Supplement have the meaning assigned to them in the Statement of Additional Information.

     The third paragraph under the heading "PORTFOLIO TURNOVER" on page B-21 of the Statement of Additional Information is deleted in its entirety and is replaced with the following:


          The portfolio turnover rate for the Government Securities Fund for its first fiscal period ending June 30, 1998, is estimated to be approximately 475%.

                INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
           STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.